Subsequent events	12 Months Ended
Jun. 30, 2022
40. Subsequent events

39. Subsequent events

Non convertible notes Series XXXVIII

As consequence of the regulations established by the BCRA, on July 6, 2022, the company completed the exchange of its Series XXIII Notes, in an aggregate principal amount of USD 113,158,632, maturing on February 16, 2023. On July 6, 2022, the expiration of the exchange offer was announced, USD 98,422,999 of Series XXIII Notes were validly tendered and accepted, representing 86.98% of acceptanceOn July 8, the exchange offer was settled, the Series XXXVIII Notes were issued, for an amount of USD 70.6 million, and Series XXIII Notes were partially canceled, consequently the outstanding amount is USD 14,735,633.

The exchange offer has two alternatives:

- Option A: Cash payment for up to 30% of the total amount of participation in the exchange, and the difference to complete the exchanged face value, in Series XXXVIII Notes. For every USD 1 offered, the holder received USD 0.6913 plus the remaining amount to complete USD 1 for each USD 1 of Series XXIII Notes presented for the exchange, in Series XXXVIII Notes. Under Option A, 43.40% of the notes were accepted.

- Option B: For each USD 1 of Series XXIII Notes tendered and accepted the bondholder received in exchange USD 1,03 Series XXXVIII Notes. Under Option B, 56.60% of the notes were accepted.

In both options, the interest accrued as of settlement date was paid.

Series XXXVIII Notes will mature on March 3, 2026, and will accrue interest at a fixed rate of 8.00%, with interest payable semi-annually on January 3 and July 3 from 2023 to 2026, and at maturity. Amortization will be in one installment on March 3, 2026. The isse price was 100%.

Exchange Series II Notes – BCRA “A” 7466 Resolution

On July 6, 2022, the Company concluded successfully the exchange offer of the Series II Notes with a nominal value of USD 360 million, originally issued by IRSA CP. USD 238,985,000 of the Existing Notes were validly tendered, which represents 66.38% of the USD 360,000,000 principal amount of Series II Notes.

-Option A: 60.83% of the notes were tendered under Option A. Per USD 1,000 tendered, the eligible holder will receive USD 493.18 in cash and USD 514.42 in Series XIV Notes.

-Option B: 39.17% of the notes were tendered under Option B. Per USD 1,000 tendered, the eligible holder will receive USD 1,030 of Series XIV Notes.

• Series XIV Notes:

- Amount issued: USD 171.2 million.

- Issuance and Settlement Date: July 8, 2022.

- Price of issuance: 100% face value.

- Principal maturity: Annual amortizations of 17.5% in years 2024-2027 and 30% in 2028.

- Interest rate: 8.75%.

- Interest payments: Semiannual starting on December 22, 2022.

- Law: New York

On the settlement date of the exchange, the partial cancellation of the Series II Notes was carried out, leaving an outstanding amount of USD 121 million.

Shares Buyback Program extension and completion - IRSA

As a subsequent event, on July 12, 2022, IRSA´s Board of Directors has resolved to extend the term of the shares repurchase plan that was determined by the Board of Directors on March 11, 2022, for an additional period of one hundred and twenty (120) days, maintaining the other terms and conditions that were duly informed.

On September 22, 2022, IRSA completed the share buyback program, having acquired the equivalent of 9,419,623 IRSA common shares, which represent approximately 99.51% of the approved program and 1.16% of the outstanding shares.

Shares Buyback Program - CRESUD

On July 22, 2022, the Board of Directors has approved the terms and conditions for the acquisition of the common shares issued by the Company under the provisions of Section 64 of Law Nº 26,831 and the Rules of the Argentine National Securities Commission. • Maximum amount of the investment: Up to ARS 1,000 million.

•	Maximum number of shares to be acquired: Up to 10% of the capital stock of the Company, in accordance with the provisions of the applicable regulations.

•

Daily limitation on market transactions: In accordance with the applicable regulation, the limitation will be up to 25% of the average volume of the daily transactions for the Shares and ADS in the markets during the previous 90 days.

•	Payable Price: Up to ARS 140 per Share and up to USD 7.00 per ADS.

•	Period in which the acquisitions will take place: up to 120 days after the publication of the minutes, subject to any renewal or extension of the term, which will be informed to the investing public.

•	Origin of the Funds: The acquisitions will be made with realized and liquid earnings pending of distribution of the Company.

To make such a decision, the Board of Directors has taken into account the economic and market situation, as well as the discount that the current share price has in relation to the fair value of the assets, determined by independent appraisers, and has as its objective to contribute to the strengthening of the shares in the market and reduce the fluctuations in the listed value that does not reflect the value or the economic reality that the assets currently have, resulting in the detriment of the interests of the Company’s shareholders.

Serie II ( issuance by FyO)

On July 25, 2022, FyO issued the second series of non-convertible notes in the local market for an amount of USD 15 million with a term of 3 years. The debt securities are denominated in dollars and payable in pesos at the applicable exchange rate, with a fixed annual rate of 0.0% and maturing on July 25, 2025. The issue price was 100.0% of the value nominal.

The funds from this placement will be used mainly to finance the company's working capital in Argentina.

“Della Paolera 261” floor sale

As a subsequent event, on August 17, the Company has sold and transferred one floor of the tower “261 Della Paolera” for a total leasable area of approximately 1,184 square meters and 8 parking spaces located in the building. The transaction price was set at approximately USD 12.6 million (USD/square meters 10,600), which had already been paid.

Series XXXIX Notes

As a subsequent event, on August 23, 2022, Cresud issued the Series XXXIX Notes for a total amount of USD 5,122.5 million. The issuance price was 100%, they will accrue an annual interest rate of Private Badlar + 1.0%, payable quarterly, and will mature on February 23, 2024.

The funds will be used mainly to refinance short-term liabilities and/or working capital, as defined in the issuance documents.

Panamby Farm

On September 15, 2022 BrasilAgro has acquired a farmland located in the municipality of Querệncia, state of Mato Grosso, Brazil. The property has an arable área of 5,400 hectares (10,800 hectares of total área), of which 80% are suitable for second crop. The acquisition value is BRL 285.6 million (equivalent to 302 soybean bags per arable hectare at the date of transaction), which will be paid in two installments, a down payment of BRL 140 million at the signing of the contract and a second installment of BRL 145.6 million that will be paid on August 21, 2023.